Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 5.6%
Entertainment — 2.5%
Walt Disney Co.	800,000	$95,288,000
Interactive Media & Services — 2.2%
Meta Platforms Inc., Class A Shares	105,000	81,211,200
Media — 0.9%
Charter Communications Inc., Class A Shares	120,000	32,323,200 *

Total Communication Services		208,822,400
Consumer Discretionary — 7.3%
Broadline Retail — 2.5%
Amazon.com Inc.	400,000	93,644,000 *
Distributors — 1.2%
Genuine Parts Co.	350,000	45,108,000
Hotels, Restaurants & Leisure — 2.6%
DraftKings Inc., Class A Shares	1,000,000	45,040,000 *
Expedia Group Inc.	300,000	54,066,000
Total Hotels, Restaurants & Leisure		99,106,000
Specialty Retail — 1.0%
Murphy USA Inc.	100,000	36,248,000

Total Consumer Discretionary		274,106,000
Consumer Staples — 4.0%
Beverages — 1.5%
Constellation Brands Inc., Class A Shares	340,000	56,793,600
Consumer Staples Distribution & Retail — 1.1%
Performance Food Group Co.	425,000	42,670,000 *
Food Products — 1.4%
Nestle SA, ADR	600,000	52,188,000

Total Consumer Staples		151,651,600
Energy — 10.3%
Energy Equipment & Services — 1.3%
Schlumberger NV	1,500,000	50,700,000
Oil, Gas & Consumable Fuels — 9.0%
BP PLC, ADR	1,200,000	38,580,000
Chevron Corp.	600,000	90,984,000
ConocoPhillips	600,000	57,204,000
Energy Transfer LP	3,500,000	63,140,000
EQT Corp.	1,650,000	88,687,500
Total Oil, Gas & Consumable Fuels		338,595,500

Total Energy		389,295,500
Financials — 22.2%
Banks — 6.1%
Bank of America Corp.	2,750,000	129,992,500
First Horizon Corp.	2,800,000	61,068,000
M&T Bank Corp.	200,000	37,740,000
Total Banks		228,800,500
Capital Markets — 1.9%
Charles Schwab Corp.	750,000	73,297,500
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 1.7%
OneMain Holdings Inc.	1,100,000	$63,569,000
Financial Services — 7.9%
Block Inc.	800,000	61,808,000 *
Corebridge Financial Inc.	2,500,000	88,900,000
Fiserv Inc.	325,000	45,155,500 *
MGIC Investment Corp.	2,100,000	54,390,000
PayPal Holdings Inc.	700,000	48,132,000 *
Total Financial Services		298,385,500
Insurance — 4.6%
American International Group Inc.	800,000	62,104,000
Fairfax Financial Holdings Ltd., OTC US Market	28,968	51,396,763
Fairfax Financial Holdings Ltd., Toronto Stock Exchange	11,032	19,512,691
Ryan Specialty Holdings Inc.	650,000	39,773,500
Total Insurance		172,786,954

Total Financials		836,839,454
Health Care — 15.4%
Biotechnology — 3.6%
Argenx SE, ADR	100,000	67,033,000 *
Gilead Sciences Inc.	600,000	67,374,000
Total Biotechnology		134,407,000
Health Care Equipment & Supplies — 1.4%
Medtronic PLC	600,000	54,144,000
Health Care Providers & Services — 3.5%
CVS Health Corp.	1,100,000	68,310,000
UnitedHealth Group Inc.	250,000	62,390,000
Total Health Care Providers & Services		130,700,000
Life Sciences Tools & Services — 1.1%
ICON PLC	250,000	42,297,500 *
Pharmaceuticals — 5.8%
Corcept Therapeutics Inc.	500,000	33,585,000 *
Elanco Animal Health Inc.	2,800,000	38,304,000 *
Johnson & Johnson	600,000	98,844,000
UCB SA	225,000	48,342,400 (a)
Total Pharmaceuticals		219,075,400

Total Health Care		580,623,900
Industrials — 10.7%
Air Freight & Logistics — 1.6%
GXO Logistics Inc.	1,200,000	59,652,000 *
Building Products — 2.4%
Fortune Brands Innovations Inc.	500,000	27,270,000
Johnson Controls International PLC	600,000	63,000,000
Total Building Products		90,270,000
Commercial Services & Supplies — 1.5%
Clean Harbors Inc.	238,000	56,122,780 *
Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd.	600,000	44,130,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 2.0%
Siemens AG, Registered Shares	300,000	$76,411,011 (a)
Trading Companies & Distributors — 2.0%
Marubeni Corp.	1,799,940	36,851,523 (a)
WESCO International Inc.	190,000	39,322,400
Total Trading Companies & Distributors		76,173,923

Total Industrials		402,759,714
Information Technology — 5.8%
IT Services — 1.3%
Amdocs Ltd.	400,000	34,144,000
Globant SA	200,000	16,852,000 *
Total IT Services		50,996,000
Semiconductors & Semiconductor Equipment — 4.5%
Intel Corp.	3,000,000	59,400,000
Microchip Technology Inc.	650,000	43,933,500
Micron Technology Inc.	600,000	65,484,000
Total Semiconductors & Semiconductor Equipment		168,817,500

Total Information Technology		219,813,500
Materials — 8.2%
Chemicals — 3.6%
Corteva Inc.	900,000	64,917,000
Eastman Chemical Co.	500,000	36,305,000
International Flavors & Fragrances Inc.	500,000	35,515,000
Total Chemicals		136,737,000
Containers & Packaging — 0.5%
Silgan Holdings Inc.	400,000	18,612,000
Metals & Mining — 4.1%
Freeport-McMoRan Inc.	1,375,000	55,330,000
Newmont Corp.	900,000	55,890,000
Teck Resources Ltd., Class B Shares	1,300,000	42,198,000
Total Metals & Mining		153,418,000

Total Materials		308,767,000
Real Estate — 2.5%
Residential REITs — 0.8%
American Homes 4 Rent, Class A Shares	900,000	31,221,000
Specialized REITs — 1.7%
American Tower Corp.	300,000	62,517,000

Total Real Estate		93,738,000
Utilities — 5.6%
Electric Utilities — 3.0%
PG&E Corp.	3,500,000	49,070,000
PPL Corp.	1,750,000	62,457,500
Total Electric Utilities		111,527,500
Independent Power and Renewable Electricity Producers — 2.6%
Talen Energy Corp.	150,000	56,635,500 *
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
Vistra Corp.		200,000	$41,708,000
Total Independent Power and Renewable Electricity Producers			98,343,500

Total Utilities			209,871,000
Total Investments before Short-Term Investments (Cost — $2,942,161,737)			3,676,288,068
	Rate
Short-Term Investments — 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	45,266,403	45,266,403 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	45,266,403	45,266,403 (b)(c)

Total Short-Term Investments (Cost — $90,532,806)			90,532,806
Total Investments — 100.0% (Cost — $3,032,694,543)			3,766,820,874
Liabilities in Excess of Other Assets — (0.0)%††			(1,138,386)
Total Net Assets — 100.0%			$3,765,682,488

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $45,266,403 and the cost was $45,266,403 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$532,281,500	$48,342,400	—	$580,623,900
Industrials	289,497,180	113,262,534	—	402,759,714
Other Common Stocks	2,692,904,454	—	—	2,692,904,454
Total Long-Term Investments	3,514,683,134	161,604,934	—	3,676,288,068
Short-Term Investments†	90,532,806	—	—	90,532,806
Total Investments	$3,605,215,940	$161,604,934	—	$3,766,820,874

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$56,212,770	$326,309,251	326,309,251	$337,255,618	337,255,618

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,448,948	—	$45,266,403

ClearBridge Value Fund 2025 Quarterly Report